Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Summary of Unsecured Liabilities

	December 31,	December 31,
(in U.S. dollars)	2023	2022
Unsecured liabilities:
Trade payables	$1,342,369	$4,108,380
Sundry payables and accrued expenses	4,102,800	2,718,349
Employee entitlements	314,892	127,735
Total	$5,760,061	$6,954,464